Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CONSULTING GROUP CAPITAL MARKETS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 01, 2016
Ultra-Short Term Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ultra-Short Term Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income instruments with a dollar-weighted average maturity not exceeding two years.

Under normal market conditions, the Fund invests primarily in investment-grade securities and will seek to maintain an average portfolio duration of 2 years or less. The Fund seeks to outperform the Citigroup 90 Day T-Bill Index over a full market cycle, while maintaining overall risk similar to the index. The Fund will invest in government and corporate debt securities, mortgage- and asset-backed securities, money market instruments, collateralized loan obligations (“CLOs”), and derivatives, including futures contracts, forward contracts (such as currency and cross-currency forwards), options and swaps (such as interest rate swaps and credit default swaps). The Fund may invest up to 20% of net assets in securities rated below investment grade. It may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Under normal market conditions, the Fund will week to limit its foreign currency exposure to 20% of its total assets. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

The Fund may invest up to 20% of its total assets in non-investment grade securities (sometimes called “high yield securities” or “junk bonds”) rated CCC- or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-advisers to be of comparable credit quality.

The Fund’s average portfolio duration, as calculated by the Sub-advisers, is normally less than 2 years. Duration is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition, the dollar weighted average portfolio maturity of the Fund, under normal circumstances, is expected not to exceed three years. Maturity means the date on which the principal amount of a debt security is due and payable. Individual investments may be of any maturity.

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis and may engage in short sales. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sales contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund.

The Fund's principal risks include:
  Interest Rate risk, the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
  Call risk, the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.
  Credit risk, the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
  High Yield risk, the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.
  Market risk, the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
  Issuer risk, the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
  Liquidity risk, the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.
  Derivatives risk, the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities), include liquidity, interest rate, market, and credit risks, each of which is described herein. Derivative instruments also may be difficult to accurately price due to their complexity, particularly derivative instruments that are traded off an exchange (also known as "over the counter"). Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund's clearing broker or the exchange itself.
  Equity risk, the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
  Mortgage-Related and Other Asset-Backed Securities risk, the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk.
  Foreign (Non-U.S.) Investment risk, the risk that investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.
  Currency risk, the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies.
  Leveraging risk, the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.
  Short Sale risk, the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.
  Collateralized Loan Obligations risk, collateralized loan obligations ("CLOs") are a type of asset-backed security that is typically structured as a trust collateralized by a pool of loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the instrument in which the Fund invests. In addition to the normal risks associated with fixed income securities, CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government entity.
For more information on the risks of investing in the Fund please see the Fund details section of this Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government entity.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). For future performance information please see www.morganstanley.com/cgcm.

The after-tax returns will be calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s benchmark is the Citigroup 3-Month U.S. Treasury Bill Index. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/cgcm
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns will be calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Ultra-Short Term Fixed Income Fund | Ultra-Short Term Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.50%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	$ 313
After 3 years	rr_ExpenseExampleYear03	957
After 5 years	rr_ExpenseExampleYear05	1,625
After 10 years	rr_ExpenseExampleYear10	$ 3,411

[1]	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.
[2]	Based on estimated amounts for current fiscal year.
[3]	Effective January 1, 2016, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund's management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver and reimbursement will only apply if the Fund's total operating costs exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund's total operating costs if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2017. The agreement may be amended or terminated only with the consent of the Board of Trustees.